UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Multi-Sector Income Fund.

Date of reporting period: July 31, 2016

ITEM 1.	INVESTMENTS

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 2.43%
FHLMC ±	4.06%	9-1-2032	$1,184,560	$1,251,739
FHLMC	8.50	7-1-2028	50,171	61,829
FHLMC	8.50	3-1-2030	26,907	27,308
FHLMC Series 1383 ±	2.66	2-1-2037	367,314	389,258
FHLMC Series 196 Class A ±	1.24	12-15-2021	23,275	23,526
FHLMC Series 2011-K16 Class B ±144A	4.60	11-25-2046	1,000,000	1,109,007
FHLMC Series 2011-K701 Class B ±144A	4.29	7-25-2048	165,000	168,968
FHLMC Series 2011-K702 Class B ±144A	4.77	4-25-2044	740,000	771,295
FHLMC Series 2012-K17 Class B ±144A	4.35	12-25-2044	675,000	740,810
FHLMC Series 2012-K18 Class B ±144A	4.25	1-25-2045	810,000	885,660
FHLMC Series 2012-K501 Class C ±144A	3.32	11-25-2046	800,000	801,034
FHLMC Series 2012-K705 Class B ±144A	4.16	9-25-2044	1,000,000	1,036,576
FHLMC Series 2012-K706 Class B ±144A	4.03	11-25-2044	500,000	518,863
FHLMC Series 2012-K706 Class C ±144A	4.03	11-25-2044	805,000	828,570
FHLMC Series 2012-K707 Class B ±144A	3.88	1-25-2047	930,000	961,405
FHLMC Series 2012-K709 Class B ±144A	3.74	4-25-2045	1,000,000	1,032,404
FHLMC Series 2012-K711 Class B ±144A	3.56	8-25-2045	264,000	273,405
FHLMC Series 2013-K30 Class B ±144A	3.56	6-25-2045	700,000	730,612
FHLMC Series 2013-K713 Class B ±144A	3.16	4-25-2046	1,000,000	1,021,329
FHLMC Series 2390 Class FD ±	0.89	12-15-2031	25,267	25,730
FHLMC Series 2567 Class FH ±	0.84	2-15-2033	72,706	72,788
FHLMC Series K007 Class X1 ±(c)	1.16	4-25-2020	923,074	27,728
FHLMC Series K016 Class X1 ±(c)	1.55	10-25-2021	374,326	24,729
FHLMC Series K020 Class X1 ±(c)	1.45	5-25-2022	6,648,152	462,356
FNMA ±	2.27	9-1-2037	496,764	523,920
FNMA	6.00	4-1-2033	64,691	67,563
FNMA	6.50	11-1-2032	57,563	60,470
FNMA	7.50	10-1-2028	1,569	1,577
FNMA	7.50	2-1-2030	29,934	30,237
FNMA	7.50	9-1-2030	74,777	78,551
FNMA	8.00	6-1-2030	2,822	2,838
FNMA Series 1996-46 Class FA ±	0.95	8-25-2021	13,404	13,482
FNMA Series 1997-20 Class IO ±(c)	1.84	3-25-2027	1,060,767	35,095
FNMA Series 2001-25 Class Z	6.00	6-25-2031	149,618	169,627
FNMA Series 2001-35 Class F ±	1.05	7-25-2031	6,558	6,654
FNMA Series 2001-57 Class F ±	0.95	6-25-2031	6,603	6,632
FNMA Series 2002-77 Class FH ±	0.85	12-18-2032	48,783	48,828
FNMA Series 2002-97 Class FR ±	1.00	1-25-2033	11,590	11,733
FNMA Series G91-16 Class F ±	0.90	6-25-2021	12,724	12,794
FNMA Series G92-17 Class F ±	1.50	3-25-2022	48,246	48,993
GNMA	6.50	6-15-2028	32,792	37,670
GNMA	7.25	7-15-2017	563	563
GNMA	7.25	8-15-2017	1,923	1,928
GNMA	7.25	8-15-2017	3,161	3,171
GNMA	7.25	9-15-2017	6,590	6,649
GNMA	7.25	10-15-2017	11,443	11,537
GNMA	7.25	10-15-2017	4,053	4,083
GNMA	7.25	11-15-2017	6,120	6,174
GNMA	7.25	1-15-2018	573	574
GNMA	7.25	1-15-2018	4,208	4,222
GNMA	7.25	2-15-2018	8,159	8,238
GNMA	7.25	5-15-2018	4,862	4,879
Total Agency Securities (Cost $13,522,803)				14,455,611

Asset-Backed Securities : 0.10%
CVS Pass-Through Trust Series T	6.04	12-10-2028	536,035	618,652

Total Asset-Backed Securities (Cost $600,069)				618,652

1

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name			Shares	Value
Common Stocks : 0.07%
Energy : 0.07%
Oil, Gas & Consumable Fuels : 0.07%
Swift Energy Company †(i)			16,549	$446,988

Materials : 0.00%
Chemicals : 0.00%
LyondellBasell Industries NV Class A			9	677

Total Common Stocks (Cost $4,298,197)				447,665

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 73.77%
Consumer Discretionary : 12.70%
Auto Components : 0.58%
Cooper Tire & Rubber Company (i)	7.63%	3-15-2027	$1,680,000	1,839,600
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	550,000	618,750
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	429,500
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	560,430
				3,448,280

Distributors : 0.15%
LKQ Corporation	4.75	5-15-2023	900,000	902,250

Diversified Consumer Services : 0.81%
Service Corporation International	7.50	4-1-2027	2,993,000	3,501,810
Service Corporation International	7.63	10-1-2018	680,000	759,900
Service Corporation International	8.00	11-15-2021	475,000	561,688
				4,823,398

Hotels, Restaurants & Leisure : 2.55%
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,575,663
Greektown Holdings LLC 144A	8.88	3-15-2019	7,625,000	7,987,188
Hilton Worldwide Finance LLC	5.63	10-15-2021	195,000	202,069
Speedway Motorsports Incorporated	5.13	2-1-2023	425,000	434,563
				15,199,483

Household Durables : 0.47%
American Greetings Corporation	7.38	12-1-2021	2,000,000	2,090,000
Tempur Sealy International Incorporated 144A	5.50	6-15-2026	575,000	581,831
Tempur Sealy International Incorporated	5.63	10-15-2023	105,000	108,675
				2,780,506

Internet & Catalog Retail : 0.14%
Expedia Incorporated	5.95	8-15-2020	750,000	843,356

Leisure Products : 0.11%
Vista Outdoor Incorporated 144A	5.88	10-1-2023	600,000	628,500

Media : 6.19%
Altice US Finance I Corporation 144A	5.38	7-15-2023	1,395,000	1,440,338
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,391,875
CCO Holdings LLC	5.13	2-15-2023	300,000	310,313
CCO Holdings LLC 144A	5.13	5-1-2023	1,780,000	1,840,075
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,301,563

2

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
CCO Holdings LLC 144A	5.38%	5-1-2025	$4,150,000	$4,316,000
CCO Holdings LLC 144A	5.50	5-1-2026	215,000	224,406
CCO Holdings LLC 144A	5.75	2-15-2026	3,375,000	3,560,625
CCO Holdings LLC 144A	5.88	4-1-2024	1,250,000	1,334,375
CCO Holdings LLC	6.63	1-31-2022	775,000	818,594
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	1,335,000	1,328,147
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	2,030,000	2,161,950
Cinemark USA Incorporated	4.88	6-1-2023	325,000	331,500
CSC Holdings LLC	7.88	2-15-2018	1,000,000	1,080,000
CSC Holdings LLC	8.63	2-15-2019	383,000	426,806
EMI Music Publishing 144A	7.63	6-15-2024	525,000	563,063
Gray Television Incorporated 144A	5.88	7-15-2026	1,025,000	1,053,700
Gray Television Incorporated	7.50	10-1-2020	4,600,000	4,801,250
Interpublic Group of Companies	4.00	3-15-2022	750,000	797,531
Lamar Media Corporation	5.88	2-1-2022	690,000	720,188
LIN Television Corporation	6.38	1-15-2021	275,000	287,375
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	200,000	208,000
National CineMedia LLC	6.00	4-15-2022	1,725,000	1,789,688
National CineMedia LLC	7.88	7-15-2021	1,000,000	1,035,000
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	75,000	76,219
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	175,000	180,031
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	1,750,000	1,833,125
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	21,100
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	826,344
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	824,516
				36,883,697

Multiline Retail : 0.10%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	621,152

Specialty Retail : 1.60%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	450,000	464,625
ABC Supply Company Incorporated 144A	5.75	12-15-2023	300,000	315,750
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	646,608
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,175,000	1,204,963
Century Intermediate Holding Company (PIK at 10.50%) 144A(i)¥	9.75	2-15-2019	300,000	306,375
L Brands Incorporated	6.63	4-1-2021	750,000	860,625
Penske Auto Group Incorporated	5.38	12-1-2024	2,150,000	2,139,250
Penske Auto Group Incorporated	5.50	5-15-2026	375,000	370,313
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,172,441
Sonic Automotive Incorporated	5.00	5-15-2023	1,224,000	1,208,700
Sonic Automotive Incorporated	7.00	7-15-2022	825,000	868,313
				9,557,963

Consumer Staples : 1.29%
Beverages : 0.14%
Cott Beverages Incorporated	6.75	1-1-2020	790,000	828,513

Food & Staples Retailing : 0.11%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	600,000	651,955

Food Products : 0.87%
B&G Foods Incorporated	4.63	6-1-2021	300,000	308,250
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	186,300
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	807,955
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,130,000	1,144,125
Pinnacle Foods Incorporated 144A	5.63	5-1-2024	325,000	331,702
Pinnacle Foods Incorporated 144A	5.88	1-15-2024	75,000	79,688
Post Holdings Incorporated 144A%%	5.00	8-15-2026	700,000	697,813

3

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Prestige Brands Incorporated 144A	6.38%	3-1-2024	$130,000	$137,150
Simmons Foods Incorporated 144A	7.88	10-1-2021	1,100,000	1,014,750
TreeHouse Foods Incorporated 144A	6.00	2-15-2024	50,000	53,750
US Foods Incorporated 144A	5.88	6-15-2024	410,000	428,450
				5,189,933

Household Products : 0.04%
Central Garden & Pet Company	6.13	11-15-2023	250,000	265,000

Tobacco : 0.13%
Reynolds American Incorporated	6.88	5-1-2020	650,000	769,649

Energy : 18.02%
Energy Equipment & Services : 5.54%
Bristow Group Incorporated	6.25	10-15-2022	4,480,000	3,180,800
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	95,000	97,850
Era Group Incorporated	7.75	12-15-2022	2,875,000	2,458,125
Hilcorp Energy Company 144A	5.00	12-1-2024	1,025,000	953,250
Hilcorp Energy Company 144A	5.75	10-1-2025	1,375,000	1,299,375
Hilcorp Energy Company 144A	7.63	4-15-2021	325,000	332,313
Holly Energy Partners LP 144A	6.00	8-1-2024	650,000	658,125
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	1,575,000	914,484
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	3,100,000	1,945,250
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,860,000	1,222,950
NGPL PipeCo LLC 144A	7.12	12-15-2017	2,060,000	2,152,700
NGPL PipeCo LLC 144A	7.77	12-15-2037	11,920,000	12,277,600
NGPL PipeCo LLC 144A	9.63	6-1-2019	435,000	455,663
PHI Incorporated	5.25	3-15-2019	5,525,000	5,083,000
				33,031,485

Oil, Gas & Consumable Fuels : 12.48%
Alpha Natural Resources Incorporated (s)	6.25	6-1-2021	475,000	1,781
Arch Coal Incorporated (s)	7.00	6-15-2019	1,200,000	22,800
Arch Coal Incorporated (s)	7.25	6-15-2021	475,000	9,500
Continental Resources Incorporated	5.00	9-15-2022	825,000	771,375
Crestwood Midstream Partners LP	6.13	3-1-2022	225,000	211,077
Crestwood Midstream Partners LP	6.25	4-1-2023	1,350,000	1,265,625
Denbury Resources Incorporated	4.63	7-15-2023	4,725,000	2,835,000
Denbury Resources Incorporated	5.50	5-1-2022	655,000	415,925
Denbury Resources Incorporated	6.38	8-15-2021	1,460,000	970,900
El Paso LLC	6.50	4-1-2020	750,000	839,960
Enable Midstream Partner LP	2.40	5-15-2019	2,350,000	2,274,466
Enable Midstream Partner LP	3.90	5-15-2024	1,750,000	1,631,789
Enable Midstream Partner LP	5.00	5-15-2044	275,000	228,277
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	250,000	263,427
Energy Transfer Partners LP	5.20	2-1-2022	750,000	800,556
Enlink Midstream LLC	4.15	6-1-2025	2,950,000	2,769,197
Enlink Midstream LLC	4.40	4-1-2024	3,200,000	3,117,770
Exterran Partners LP	6.00	4-1-2021	2,225,000	2,052,563
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	768,928
Kinder Morgan Incorporated	5.55	6-1-2045	925,000	928,008
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	318,948
Kinder Morgan Incorporated	7.00	6-15-2017	530,000	551,229
Kinder Morgan Incorporated (i)	7.42	2-15-2037	800,000	839,718
Kinder Morgan Incorporated	7.80	8-1-2031	1,850,000	2,203,648
Nabors Industries Incorporated	4.63	9-15-2021	750,000	665,686
Overseas Shipholding Group Incorporated	8.13	3-30-2018	2,805,000	2,833,050
Phillips 66	4.30	4-1-2022	625,000	685,145
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	790,095
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	4,450,000	4,583,500

4

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC 144A	6.88%	4-15-2040	$5,199,000	$5,121,015
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,390,000	2,366,100
Rose Rock Midstream LP	5.63	7-15-2022	1,200,000	1,077,000
Rose Rock Midstream LP	5.63	11-15-2023	825,000	736,313
Sabine Oil & Gas Corporation (i)(s)	7.25	6-15-2019	520,000	5,200
Sabine Oil & Gas Corporation (i)(s)	7.50	9-15-2020	3,500,000	70,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	1,375,000	1,419,688
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,710,000	1,744,200
Sabine Pass Liquefaction LLC	5.63	3-1-2025	460,000	469,632
Sabine Pass Liquefaction LLC	5.75	5-15-2024	1,625,000	1,665,625
Sabine Pass Liquefaction LLC 144A	5.88	6-30-2026	625,000	641,406
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	3,714,188
Sabine Pass LNG LP	6.50	11-1-2020	2,845,000	2,958,800
Sabine Pass LNG LP	7.50	11-30-2016	3,025,000	3,074,156
SemGroup Corporation	7.50	6-15-2021	2,755,000	2,644,800
Southern Star Central Corporation 144A	5.13	7-15-2022	50,000	49,500
Southwestern Energy Company	4.10	3-15-2022	425,000	376,125
Suburban Propane Partners LP	7.38	8-1-2021	309,000	321,360
Swift Energy Company (i)(s)(a)	7.13	6-1-2017	5,696,000	0
Swift Energy Company (i)(s)(a)	8.88	1-15-2020	1,075,000	0
Tesoro Logistics LP	6.13	10-15-2021	225,000	234,023
Tesoro Logistics LP	6.38	5-1-2024	450,000	474,471
Ultra Petroleum Corporation 144A(s)	5.75	12-15-2018	410,000	307,500
Ultra Petroleum Corporation 144A(s)	6.13	10-1-2024	8,475,000	6,356,250
Valvoline Incorporated 144A	5.50	7-15-2024	375,000	391,406
Western Gas Partners LP	3.95	6-1-2025	175,000	171,721
Western Gas Partners LP	4.00	7-1-2022	175,000	176,086
Western Gas Partners LP	5.38	6-1-2021	728,000	774,965
Western Gas Partners LP	5.45	4-1-2044	650,000	635,602
Williams Partners LP	3.35	8-15-2022	750,000	713,749
				74,340,824

Financials : 13.55%
Banks : 0.89%
Bank of America Corporation	5.70	1-24-2022	250,000	292,900
CIT Group Incorporated	5.25	3-15-2018	100,000	104,000
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,351,500
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	584,375
Citigroup Incorporated	4.50	1-14-2022	250,000	276,443
Citigroup Incorporated	6.00	8-15-2017	650,000	681,023
City National Bank	5.38	7-15-2022	500,000	587,293
HSBC Bank USA	6.00	8-9-2017	650,000	677,021
JPMorgan Chase & Company	3.38	5-1-2023	750,000	766,595
				5,321,150

Capital Markets : 1.00%
ACE Securities Corporation ±	3.08	6-25-2033	382,125	377,632
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	878,603
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	873,071
Jefferies Finance LLC 144A	6.88	4-15-2022	3,560,000	3,146,150
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	673,563
				5,949,019

Consumer Finance : 3.06%
Ally Financial Incorporated	8.00	12-31-2018	780,000	866,775
Ally Financial Incorporated	8.00	3-15-2020	755,000	866,363
Discover Financial Services	5.20	4-27-2022	750,000	828,667
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	687,251

5

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Ford Motor Credit Company LLC	8.00%	12-15-2016	$250,000	$256,338
General Motors Financial Company	3.70	5-9-2023	750,000	766,346
Navient Corporation	8.00	3-25-2020	1,930,000	2,062,688
SLM Corporation	8.45	6-15-2018	1,675,000	1,821,563
Springleaf Finance Corporation	5.75	9-15-2016	1,100,000	1,102,750
Springleaf Finance Corporation	6.00	6-1-2020	1,735,000	1,682,950
Springleaf Finance Corporation	6.50	9-15-2017	200,000	208,000
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,802,616
Springleaf Finance Corporation	7.75	10-1-2021	975,000	967,688
Springleaf Finance Corporation	8.25	12-15-2020	175,000	181,125
Springleaf Finance Corporation	8.25	10-1-2023	1,160,000	1,148,400
				18,249,520

Diversified Financial Services : 1.70%
Denali Borrower LLC 144A	5.63	10-15-2020	3,510,000	3,681,288
General Electric Capital Corporation	4.65	10-17-2021	187,000	214,313
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	1,735,000	1,526,800
ING US Incorporated	5.50	7-15-2022	750,000	852,528
Moody’s Corporation	5.50	9-1-2020	1,302,000	1,475,463
NewStar Financial Incorporated	7.25	5-1-2020	2,450,000	2,344,773
				10,095,165

Insurance : 1.85%
American International Group Incorporated	4.88	6-1-2022	750,000	841,505
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	684,718
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	743,516
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	1,950,000	1,881,750
Hub International Limited 144A	7.88	10-1-2021	3,950,000	3,959,875
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	838,934
ProAssurance Corporation	5.30	11-15-2023	750,000	808,788
Progressive Corporation ±	6.70	6-15-2067	600,000	558,000
W.R. Berkley Corporation	4.63	3-15-2022	650,000	712,847
				11,029,933

Real Estate Management & Development : 0.54%
Onex Corporation 144A	7.75	1-15-2021	3,205,000	3,237,050

REITs : 4.51%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	705,433
American Tower Corporation	5.90	11-1-2021	650,000	759,700
Crown Castle International Corporation	4.88	4-15-2022	460,000	509,399
Crown Castle International Corporation	5.25	1-15-2023	95,000	108,743
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	2,975,000	3,112,594
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,879,022
Equinix Incorporated	5.88	1-15-2026	425,000	457,938
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,825,000	1,820,438
Essex Portfolio LP	3.63	8-15-2022	750,000	793,309
Health Care REIT Incorporated	5.25	1-15-2022	650,000	732,583
Iron Mountain Incorporated 144A	4.38	6-1-2021	1,175,000	1,216,125
Iron Mountain Incorporated 144A	5.38	6-1-2026	950,000	961,875
Iron Mountain Incorporated 144A	6.00	10-1-2020	230,000	242,650
Iron Mountain Incorporated	6.00	8-15-2023	2,960,000	3,145,000
Sabra Health Care Incorporated	5.38	6-1-2023	900,000	906,750
Sabra Health Care Incorporated	5.50	2-1-2021	1,100,000	1,146,750
The Geo Group Incorporated	5.13	4-1-2023	800,000	802,000
The Geo Group Incorporated	5.88	1-15-2022	2,740,000	2,811,925
The Geo Group Incorporated	5.88	10-15-2024	840,000	861,000
The Geo Group Incorporated	6.00	4-15-2026	184,000	188,830
Ventas Realty LP	4.25	3-1-2022	650,000	704,217
				26,866,281

6

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 6.41%
Biotechnology : 0.14%
Amgen Incorporated	3.63%	5-15-2022	$750,000	$812,226

Health Care Equipment & Supplies : 1.06%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	2,400,000	2,046,000
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	200,000	208,750
Hologic Incorporated 144A	5.25	7-15-2022	670,000	710,200
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	1,425,000	1,536,335
Surgery Center Holdings Company 144A	8.88	4-15-2021	1,710,000	1,821,150
				6,322,435

Health Care Providers & Services : 3.83%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	190,000	196,293
Centene Corporation	5.75	6-1-2017	1,000,000	1,030,000
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	852,691
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	445,000	450,006
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	554,531
Express Scripts Holding Company	3.90	2-15-2022	665,000	720,877
HCA Incorporated	6.50	2-15-2020	1,875,000	2,064,844
HealthSouth Corporation	5.75	9-15-2025	575,000	593,757
Humana Incorporated	7.20	6-15-2018	750,000	826,823
Mednax Incorporated 144A	5.25	12-1-2023	475,000	495,188
Molina Healthcare Incorporated 144A	5.38	11-15-2022	475,000	484,500
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	675,000	720,563
MPT Operating Partnership LP	5.25	8-1-2026	1,250,000	1,314,063
MPT Operating Partnership LP	6.38	2-15-2022	1,075,000	1,128,750
MPT Operating Partnership LP	6.38	3-1-2024	110,000	119,900
MPT Operating Partnership LP	6.88	5-1-2021	775,000	802,358
Select Medical Corporation	6.38	6-1-2021	5,565,000	5,505,900
Team Health Incorporated 144A	7.25	12-15-2023	950,000	1,035,500
Tenet Healthcare Corporation	6.00	10-1-2020	1,475,000	1,559,813
Vizient Incorporated 144A	10.38	3-1-2024	2,100,000	2,367,750
				22,824,107

Health Care Technology : 0.87%
Change Healthcare Holdings Incorporated 144A	6.00	2-15-2021	500,000	530,000
Change Healthcare Holdings Incorporated	11.00	12-31-2019	4,400,000	4,653,000
				5,183,000

Life Sciences Tools & Services : 0.14%
Life Technologies Corporation	6.00	3-1-2020	750,000	845,462

Pharmaceuticals : 0.37%
Endo Finance LLC 144A	5.38	1-15-2023	375,000	325,313
Endo Finance LLC 144A	5.75	1-15-2022	715,000	643,500
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2021	425,000	381,438
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	75,000	66,938
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	782,883
				2,200,072

Industrials : 5.48%
Aerospace & Defense : 0.18%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	1,060,909

Airlines : 0.36%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,542,420

7

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Delta Air Lines Incorporated	4.75%	11-7-2021	$541,839	$580,445
				2,122,865

Commercial Services & Supplies : 1.18%
Aramark Services Incorporated	5.13	1-15-2024	120,000	123,900
Covanta Holding Corporation	5.88	3-1-2024	2,260,000	2,237,400
Covanta Holding Corporation	6.38	10-1-2022	1,500,000	1,548,750
Covanta Holding Corporation	7.25	12-1-2020	1,480,000	1,533,650
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	762,624
Republic Services Incorporated	3.55	6-1-2022	750,000	810,982
				7,017,306

Construction & Engineering : 0.64%
AECOM	5.75	10-15-2022	215,000	226,288
AECOM	5.88	10-15-2024	2,610,000	2,799,225
United Rentals North America Incorporated	4.63	7-15-2023	800,000	816,000
				3,841,513

Professional Services : 0.14%
Ascent Capital Group Incorporated	4.00	7-15-2020	375,000	224,063
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	609,390
				833,453

Road & Rail : 0.11%
TTX Company 144A	2.60	6-15-2020	650,000	663,470

Technology Hardware, Storage & Peripherals : 1.47%
Diamond 1 Finance Corporation / Diamond 2 Finance Corporation 144A	5.88	6-15-2021	2,825,000	2,953,196
Diamond 1 Finance Corporation / Diamond 2 Finance Corporation 144A	7.13	6-15-2024	5,400,000	5,811,561
				8,764,757

Trading Companies & Distributors : 1.40%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	4,650,000	4,905,750
H&E Equipment Services Incorporated	7.00	9-1-2022	3,250,000	3,388,125
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	83,063
				8,376,938

Information Technology : 4.23%
Communications Equipment : 0.32%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,100,000	1,160,500
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	768,698
				1,929,198

Electronic Equipment, Instruments & Components : 1.36%
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	5,736,563
L-3 Communications Corporation	4.95	2-15-2021	750,000	831,064
Zebra Technologies Corporation	7.25	10-15-2022	1,450,000	1,547,875
				8,115,502

Internet Software & Services : 0.22%
Infor Software Parent LLC	6.50	5-15-2022	550,000	545,875
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	550,000	512,875

8

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Internet Software & Services (continued)
Zayo Group LLC	6.00%	4-1-2023	$75,000	$78,000
Zayo Group LLC	6.38	5-15-2025	175,000	183,094
				1,319,844

IT Services : 0.23%
First Data Corporation 144A	5.00	1-15-2024	420,000	423,150
First Data Corporation 144A	5.75	1-15-2024	320,000	322,800
First Data Corporation 144A	6.75	11-1-2020	585,000	609,863
				1,355,813

Semiconductors & Semiconductor Equipment : 0.60%
Micron Technology Incorporated 144A	5.25	8-1-2023	375,000	336,563
Micron Technology Incorporated 144A	5.25	1-15-2024	700,000	628,250
Micron Technology Incorporated	5.50	2-1-2025	1,100,000	987,250
Micron Technology Incorporated 144A	5.63	1-15-2026	900,000	798,750
Micron Technology Incorporated	5.88	2-15-2022	850,000	820,250
				3,571,063

Software : 0.64%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	705,000	737,606
Activision Blizzard Incorporated 144A	6.13	9-15-2023	175,000	190,969
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	2,160,000	1,825,200
CA Incorporated	5.38	12-1-2019	750,000	825,671
SS&C Technologies Incorporated	5.88	7-15-2023	200,000	207,500
				3,786,946

Technology Hardware, Storage & Peripherals : 0.86%
Hewlett-Packard Company	4.05	9-15-2022	750,000	796,728
NCR Corporation	5.88	12-15-2021	230,000	239,200
NCR Corporation	6.38	12-15-2023	3,950,000	4,088,250
				5,124,178

Materials : 1.57%
Chemicals : 0.14%
Dow Chemical Company	4.13	11-15-2021	750,000	824,222

Containers & Packaging : 1.39%
Ball Corporation	5.25	7-1-2025	190,000	205,200
Berry Plastics Corporation	5.13	7-15-2023	350,000	361,813
Berry Plastics Corporation	6.00	10-15-2022	215,000	228,169
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	38,938
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	612,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	425,000	456,875
Owens-Illinois Incorporated 144A	5.38	1-15-2025	575,000	597,281
Owens-Illinois Incorporated 144A	6.38	8-15-2025	2,950,000	3,235,781
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,418,025
Sealed Air Corporation 144A	5.13	12-1-2024	1,100,000	1,156,375
				8,310,457

Metals & Mining : 0.04%
Indalex Holdings Corporation (a)(i)(s)	11.50	2-1-2020	3,170,000	0
Kaiser Aluminum Corporation 144A	5.88	5-15-2024	200,000	210,000
				210,000

9

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 7.87%
Diversified Telecommunication Services : 2.81%
AT&T Incorporated	3.80%	3-15-2022	$750,000	$808,935
CenturyLink Incorporated	5.80	3-15-2022	600,000	613,500
Citizens Communications Company	7.88	1-15-2027	355,000	310,767
Frontier Communications Corporation	8.13	10-1-2018	845,000	929,500
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,086,800
Frontier Communications Corporation	8.50	4-15-2020	525,000	564,900
GCI Incorporated	6.75	6-1-2021	2,350,000	2,420,500
GCI Incorporated	6.88	4-15-2025	1,385,000	1,436,938
Level 3 Financing Incorporated	5.13	5-1-2023	975,000	1,004,250
Level 3 Financing Incorporated 144A	5.25	3-15-2026	650,000	680,063
Level 3 Financing Incorporated	5.38	8-15-2022	300,000	315,000
Level 3 Financing Incorporated	5.38	1-15-2024	700,000	734,125
Level 3 Financing Incorporated	5.38	5-1-2025	975,000	1,023,750
Level 3 Financing Incorporated	5.63	2-1-2023	350,000	367,500
Level 3 Financing Incorporated	6.13	1-15-2021	175,000	182,219
SBA Communications Corporation	5.63	10-1-2019	160,000	165,200
Syniverse Holdings Incorporated	9.13	1-15-2019	6,805,000	3,393,994
Windstream Corporation	6.38	8-1-2023	800,000	692,000
				16,729,941

Wireless Telecommunication Services : 5.06%
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	835,904
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,399,000
SBA Communications Corporation	4.88	7-15-2022	640,000	656,000
SBA Communications Corporation	5.75	7-15-2020	2,000,000	2,060,000
Sprint Capital Corporation	6.88	11-15-2028	13,190,000	11,277,412
Sprint Capital Corporation	8.75	3-15-2032	2,075,000	1,950,500
Sprint Communications Incorporated	7.00	8-15-2020	225,000	213,705
Sprint Corporation	7.13	6-15-2024	600,000	534,000
Sprint Corporation	7.63	2-15-2025	400,000	360,000
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	317,172
T-Mobile USA Incorporated	6.13	1-15-2022	85,000	89,516
T-Mobile USA Incorporated	6.25	4-1-2021	165,000	172,631
T-Mobile USA Incorporated	6.38	3-1-2025	825,000	882,750
T-Mobile USA Incorporated	6.46	4-28-2019	160,000	163,000
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	85,600
T-Mobile USA Incorporated	6.50	1-15-2026	500,000	541,500
T-Mobile USA Incorporated	6.54	4-28-2020	165,000	170,363
T-Mobile USA Incorporated	6.63	4-1-2023	655,000	703,012
T-Mobile USA Incorporated	6.63	4-28-2021	925,000	972,406
T-Mobile USA Incorporated	6.73	4-28-2022	3,490,000	3,655,775
T-Mobile USA Incorporated	6.84	4-28-2023	1,060,000	1,131,550
				30,171,796

Utilities : 2.65%
Electric Utilities : 0.45%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	824,930
Otter Tail Corporation (i)	9.00	12-15-2016	1,835,000	1,878,855
				2,703,785

Gas Utilities : 0.12%
AmeriGas Finance LLC	5.63	5-20-2024	350,000	362,250
AmeriGas Finance LLC	5.88	8-20-2026	350,000	366,625
				728,875

Independent Power & Renewable Electricity Producers : 1.84%
Calpine Corporation 144A	6.00	1-15-2022	515,000	538,175

10

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
Calpine Corporation 144A	7.88%	1-15-2023	$530,000	$560,475
NSG Holdings LLC 144A	7.75	12-15-2025	2,316,942	2,479,128
Reliant Energy Incorporated	9.68	7-2-2026	410,000	381,300
TerraForm Power Operating LLC 144A	5.88	2-1-2023	5,125,000	5,144,219
TerraForm Power Operating LLC 144A	6.13	6-15-2025	1,850,000	1,840,750
				10,944,047

Multi-Utilities : 0.24%
Ameren Illinois Company	9.75	11-15-2018	500,000	591,539
CMS Energy Corporation	5.05	3-15-2022	750,000	853,362
				1,444,901

Total Corporate Bonds and Notes (Cost $430,459,329)				439,653,143

Foreign Corporate Bonds and Notes @: 2.54%
Consumer Discretionary : 0.06%
Auto Components : 0.02%
HP Pelzer Holding GmbH (EUR)	7.50	7-15-2021	100,000	118,788

Internet & Catalog Retail : 0.04%
Priceline Group Incorporated (EUR)	2.38	9-23-2024	200,000	240,943

Consumer Staples : 0.15%
Food Products : 0.15%
BRF S.A. 144A (BRL)	7.75	5-22-2018	3,100,000	866,449

Energy : 0.25%
Energy Equipment & Services : 0.02%
Rapid Holding GmbH 144A (EUR)	6.63	11-15-2020	100,000	116,927

Oil, Gas & Consumable Fuels : 0.23%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	28,200,000	1,368,969

Financials : 1.64%
Banks : 1.56%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	2,035,308
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,285,689
KfW (TRY)	5.00	1-16-2017	11,400,000	3,730,486
KfW (AUD)	5.00	3-19-2024	1,300,000	1,163,899
Landwirtschaftliche Rentenbank (ZAR)	8.25	5-23-2022	15,000,000	1,076,337
				9,291,719

Diversified Financial Services : 0.08%
AA Bond Company Limited (GBP)	4.25	7-31-2043	200,000	279,786
TES Finance plc (GBP)	6.75	7-15-2020	200,000	211,752
				491,538

Materials : 0.12%
Chemicals : 0.12%
Albemarle Corporation (EUR)	1.88	12-8-2021	600,000	711,485

11

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.32%
Diversified Telecommunication Services : 0.07%
Verizon Communications Incorporated (EUR)	3.25%	2-17-2026	300,000	$413,747

Wireless Telecommunication Services : 0.25%
America Movil SAB de CV (MXN)	7.13	12-9-2024	28,850,000	1,514,663

Total Foreign Corporate Bonds and Notes (Cost $19,928,359)				15,135,228

Foreign Government Bonds @: 24.00%
Brazil (BRL)	10.00	1-1-2017	38,525,000	11,792,234
Brazil (BRL)	10.00	1-1-2025	32,800,000	9,292,140
Colombia (COP)	7.00	9-11-2019	18,500,000,000	6,005,510
Colombia (COP)	7.00	5-4-2022	18,650,000,000	5,994,420
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,767,814
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	5,055,165
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	10,519,478
Indonesia (IDR)	10.00	7-15-2017	50,000,000,000	3,947,158
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,480,747
Malaysia (MYR)	3.66	10-15-2020	20,700,000	5,215,307
Malaysia (MYR)	4.18	7-15-2024	19,850,000	5,094,118
Mexico (MXN)	4.75	6-14-2018	113,800,000	6,020,372
Mexico (MXN)	5.75	3-5-2026	77,000,000	4,049,321
Mexico (MXN)	6.50	6-10-2021	40,000,000	2,211,078
Mexico (MXN)	10.00	12-5-2024	76,220,000	5,174,846
Poland (PLN)	2.50	7-25-2026	42,500,000	10,555,190
Poland (PLN)	3.25	7-25-2025	34,100,000	9,056,228
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,915,364
Republic of South Africa (ZAR)	7.75	2-28-2023	103,000,000	7,201,114
Republic of South Africa (ZAR)	8.00	12-21-2018	129,000,000	9,340,320
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,624,028
Thailand (THB)	3.25	6-16-2017	110,000,000	3,207,181
Thailand (THB)	3.85	12-12-2025	108,500,000	3,584,681
Turkey (TRY)	6.30	2-14-2018	7,325,000	2,364,881
Turkey (TRY)	9.00	3-8-2017	13,600,000	4,554,654
Total Foreign Government Bonds (Cost $163,551,180)				143,023,349

Loans : 14.44%
Consumer Discretionary : 3.01%
Auto Components : 0.56%
Allison Transmission Incorporated ±	3.50	8-23-2019	$3,350,010	3,351,417

Distributors : 0.50%
Spin Holdco Incorporated ±	4.25	11-14-2019	2,994,944	2,960,503

Hotels, Restaurants & Leisure : 0.10%
CCM Merger Incorporated ±	4.50	8-8-2021	603,825	604,833

Household Products : 0.18%
Anchor Glass Container Corporation ±	4.75	7-1-2022	1,053,006	1,055,638

Leisure Products : 0.35%
AMF Bowling Centers Incorporated ±	7.25	9-18-2021	1,711,926	1,711,926
Life Time Fitness Incorporated ±	4.25	6-10-2022	372,120	371,111
				2,083,037

Media : 0.85%
Altice US Finance I Corporation ±	4.25	12-14-2022	520,392	521,370

12

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Cablevision Systems Corporation ±	5.00%	10-9-2022	$698,250	$702,440
Charter Communications Operating LLC ±	3.50	1-24-2023	917,700	921,371
Entercom Radio LLC ±	4.00	11-23-2018	996,374	996,792
Learfield Communications Incorporated ±	4.25	10-9-2020	1,654,615	1,652,034
Mission Broadcasting Incorporated ±	3.75	10-1-2020	124,591	124,594
Nexstar Broadcasting Incorporated ±	3.75	10-1-2020	141,288	141,292
				5,059,893

Multiline Retail : 0.03%
Doosan Infracore International Incorporated ±	4.50	5-28-2021	178,369	179,038

Specialty Retail : 0.44%
Focus Brands Incorporated ±	4.25	2-21-2018	648,609	647,961
Focus Brands Incorporated ±	10.25	8-21-2018	2,023,863	2,006,154
				2,654,115

Consumer Staples : 0.22%
Food Products : 0.15%
B&G Foods Incorporated ±	3.75	11-2-2022	640,110	643,112
Pinnacle Foods Incorporated ±	3.24	1-13-2023	248,750	249,372
				892,484

Tobacco : 0.07%
Reynolds Group Holdings Incorporated ±%%<	3.25	2-1-2023	450,000	450,243

Energy : 0.48%
Energy Equipment & Services : 0.48%
Hummel Station LLC ±	7.00	10-27-2022	3,025,000	2,858,625

Financials : 1.74%
Capital Markets : 0.12%
La Quinta Intermediate Holdings LLC ±	3.75	4-14-2021	746,231	739,702

Consumer Finance : 0.03%
KAR Auction Services Incorporated ±	4.25	3-9-2023	199,500	201,080

Diversified Financial Services : 0.68%
American Beacon Advisors Incorporated ±	5.50	4-30-2022	2,330,189	2,306,887
American Beacon Advisors Incorporated ±(i)	9.75	3-3-2023	440,000	418,000
Ipreo Holdings LLC ±	4.25	8-6-2021	142,473	135,974
LPL Holdings Incorporated ±	4.75	11-20-2022	1,193,802	1,196,786
				4,057,647

Insurance : 0.19%
Hub International Limited ±	4.00	10-2-2020	271,359	270,534
Solera Holdings Incorporated ±	5.75	3-3-2023	872,813	879,359
				1,149,893

Real Estate Management & Development : 0.69%
Capital Automotive LP ±	4.00	4-10-2019	2,220,601	2,226,618
Capital Automotive LP ±	6.00	4-30-2020	1,849,333	1,855,344
				4,081,962

13

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
REITs : 0.03%
MGM Growth Properties LLC ±	4.00%	4-25-2023	$149,625	$150,623

Health Care : 1.75%
Health Care Equipment & Supplies : 0.37%
DJO Finance LLC ±	4.25	6-8-2020	564,300	549,137
Kinetic Concepts Incorporated ±	5.00	11-4-2020	1,362,510	1,363,641
Prestige Brands Incorporated ±	3.50	9-3-2021	266,281	267,447
				2,180,225

Health Care Providers & Services : 0.82%
Acadia Healthcare Company Incorporated ±	3.75	2-11-2022	157,600	157,403
Acadia Healthcare Company Incorporated ±	4.50	2-16-2023	945,250	947,613
Community Health Systems Incorporated ±	4.00	1-27-2021	942,857	930,779
MPH Acquisition Holdings LLC ±	5.00	6-7-2023	550,000	555,500
Surgery Center Holdings Incorporated ±	5.25	11-3-2020	1,108,125	1,112,280
Team Health Incorporated ±	3.75	11-23-2022	522,378	523,684
Vizient Incorporated ±	6.25	2-13-2023	648,375	655,669
				4,882,928

Health Care Technology : 0.19%
Alere Incorporated ±	4.50	6-18-2022	101,487	99,816
Emdeon Incorporated ±	3.75	11-2-2018	989,770	991,631
Hill-Rom Holdings Incorporated ±	3.50	9-8-2022	66,000	66,275
				1,157,722

Pharmaceuticals : 0.37%
Endo Finance LLC ±	3.75	9-26-2022	298,500	295,142
Valeant Pharmaceuticals International Incorporated ±	4.75	12-11-2019	1,501,027	1,483,390
Valeant Pharmaceuticals International Incorporated ±	5.00	4-1-2022	428,774	425,516
				2,204,048

Industrials : 1.60%
Aerospace & Defense : 0.50%
TransDigm Incorporated ±	3.75	2-28-2020	3,003,392	2,995,523

Commercial Services & Supplies : 0.75%
ADS Waste Holdings Incorporated ±	3.75	10-9-2019	1,016,091	1,014,607
Gates Global Limited ±	4.25	7-6-2021	847,272	828,421
Sedgwick Claims Management Services Incorporated ±	3.75	3-1-2021	526,914	517,256
W3 Company ±(i)	9.25	9-13-2020	289,275	115,710
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	1,086,772	1,077,947
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	190,326	188,780
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	17,885	17,572
WASH Multifamily Laundry Systems LLC ±(i)	8.00	5-14-2023	102,115	100,328
Waste Industries USA Incorporated ±%%<	3.50	2-27-2020	588,563	588,745
				4,449,366

Electrical Equipment : 0.16%
Nusil Technology LLC ±	6.00	4-5-2019	974,467	972,031

Machinery : 0.11%
Onex Wizard Acquisition Company ±	4.25	3-13-2022	632,746	633,303

Transportation Infrastructure : 0.08%
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	74,161	73,141

14

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Infrastructure (continued)
OSG International Incorporated ±	5.75%	8-5-2019	$390,725	$387,794
				460,935

Information Technology : 2.92%
Internet Software & Services : 0.45%
Black Knight InfoServ LLC ±	3.75	5-27-2022	495,622	498,720
CCC Information Services Incorporated ±	4.00	12-20-2019	579,967	578,761
Infor US Incorporated ±	3.75	6-3-2020	686,761	678,176
Sophia Holding Finance LP ±	4.75	9-30-2022	150,696	150,632
Vertafore Incorporated ±	4.75	6-30-2023	450,000	450,644
Zayo Group LLC ±	3.75	5-6-2021	356,913	356,659
				2,713,592

Semiconductors & Semiconductor Equipment : 0.26%
Avago Technologies ±	4.25	2-1-2023	934,936	934,786
Micron Technology Incorporated ±	6.64	4-26-2022	350,000	353,413
NXP Semiconductors NV ±	3.75	12-7-2020	239,940	241,440
				1,529,639

Software : 0.11%
SS&C Technologies Incorporated ±	4.00	7-8-2022	73,145	73,511
SS&C Technologies Incorporated ±	4.00	7-8-2022	564,555	567,378
				640,889

Technology Hardware, Storage & Peripherals : 2.10%
CDW LLC ±	3.25	4-29-2020	871,001	872,577
Dell Incorporated ±%%<	3.25	5-24-2023	2,500,000	2,500,575
Dell Incorporated ±	4.00	4-29-2020	8,212,813	8,214,537
Kronos Incorporated ±	4.50	10-30-2019	569,266	570,689
Peak 10 Incorporated ±(i)	8.25	6-17-2022	430,000	382,700
				12,541,078

Materials : 0.03%
Containers & Packaging : 0.03%
Owens-Illinois Incorporated ±	3.50	9-1-2022	167,875	168,085

Telecommunication Services : 1.37%
Diversified Telecommunication Services : 0.74%
Avaya Incorporated ±	5.24	10-26-2017	199,261	162,597
Level 3 Financing Incorporated ±	4.00	1-15-2020	1,700,000	1,706,800
Telesat Canada ±	3.50	3-28-2019	2,544,646	2,537,496
				4,406,893

Wireless Telecommunication Services : 0.63%
LTS Buyer LLC ±	4.00	4-13-2020	1,848,369	1,846,058
LTS Buyer LLC ±(i)	8.00	4-12-2021	566,625	565,208
Syniverse Holdings Incorporated ±	4.00	4-23-2019	937,955	755,053
Syniverse Holdings Incorporated ±	4.00	4-23-2019	165,800	134,298
T-Mobile USA Incorporated ±	3.50	11-9-2022	447,750	450,231
				3,750,848

15

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 1.32%
Electric Utilities : 1.32%
Green Energy Partners ±(i)	6.50%	11-13-2021	$1,330,000	$1,263,500
Texas Competitive Electric Holdings LLC ±(s)	4.66	10-10-2016	20,096,983	6,606,883
				7,870,383

Total Loans (Cost $99,904,340)				86,088,221

Municipal Obligations : 0.05%
New York : 0.05%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	270,000	269,768

Total Municipal Obligations (Cost $270,000)				269,768

Non-Agency Mortgage-Backed Securities : 5.72%
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.35	4-25-2034	67,233	61,765
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	221,284	220,792
Asset-Backed Securities Corporation Home Equity Series 2002-HE3 Class M2 ±	2.77	10-15-2032	102,070	101,867
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	6.15	7-10-2044	1,340,000	1,005,000
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	530,000	527,523
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.48	2-10-2051	550,000	581,265
Banc of America Commercial Mortgage Trust Series 2006-5 Class AM	5.45	9-10-2047	750,000	752,017
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	340,462	352,694
Banc of America Funding Corporation Series 2009 Class R6- 3A1 144A±	2.22	1-26-2037	39,138	39,083
Banc of America Mortgage Securities Series 2003 Class 1A1 ±	3.06	4-25-2033	341,396	318,562
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	2.87	2-25-2033	56,939	55,068
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.92	6-11-2050	318,000	330,003
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	104,096
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AMA ±	6.09	6-11-2050	715,000	744,126
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	69,617	69,442
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	24,537	24,759
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	196,316	199,636
CFCRE Commercial Mortgage Trust Series 2015-RUM Class A 144A±	2.14	7-15-2030	480,000	478,861
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±	5.04	9-10-2045	1,000,000	1,094,332
Citigroup Commercial Mortgage Trust Series 2015 Class A 144A±	1.59	9-15-2027	595,000	590,496
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.83	12-25-2033	49,342	47,726
Commercial Mortgage Trust Series 2007-C9 144A±	1.09	12-10-2049	940,000	922,457
Commercial Mortgage Trust Series 2012-CR2 Class C ±	5.02	8-15-2045	1,000,000	1,092,229
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.42	2-25-2034	97,099	97,416
Countrywide Home Loans Series 2003-48 Class 2A2 ±	2.82	10-25-2033	101,207	98,760
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AM	5.51	9-15-2039	417,138	416,773
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class AM	5.34	12-15-2039	1,000,000	1,006,296
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±	2.36	9-25-2032	570,985	529,368
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	3.13	6-25-2033	160,336	158,873
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.64	3-25-2033	37,683	36,496
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	1.11	4-25-2036	108,964	108,640
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	426,736
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.77	2-25-2034	416,730	410,593
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.82	8-25-2034	8,975	8,755
Global Mortgage Securitization Limited Series 2004-A Class A2 144A±	0.77	11-25-2032	172,155	161,324

16

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	6.10%	7-25-2034	$66,064	$68,187
Great Wolf Trust Series 2015 Class A 144A±	1.89	5-15-2034	1,015,000	1,009,956
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	375,218	388,424
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.99	8-10-2045	871,865	890,302
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±	1.45	8-10-2043	5,390,855	254,696
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±	2.47	5-10-2045	4,517,135	356,856
GS Mortgage Securities Trust Series 2014-GSFLC Class C 144A±	2.69	7-15-2031	1,000,000	974,575
GS Mortgage Securities Trust Series 2014 Class C 144A	3.79	1-10-2031	1,000,000	1,017,518
GS Mortgage Securities Trust Series 2016-ICE2 Class A 144A±	2.37	2-15-2033	500,000	504,868
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	4.68	6-25-2034	9,100	9,104
GSCCRE Commercial Mortgage Trust Series 2015-HULA Class C 144A±	3.19	8-15-2032	1,000,000	991,954
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	1.10	4-25-2035	9,632	9,552
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 144A±	0.75	3-25-2035	122,964	120,960
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A 144A±	0.75	5-25-2036	50,828	50,617
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class AMFL ±	0.61	6-12-2047	750,000	729,854
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-INN Class A 144A±	1.40	6-15-2029	521,000	517,084
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-FL7 Class A 144A±	1.69	5-15-2028	364,108	362,432
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	879,966
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	550,000	532,167
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	3.00	7-25-2034	71,564	69,364
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	2.68	7-25-2034	71,776	69,643
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	2.82	6-25-2035	244,982	247,959
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±	6.00	2-27-2037	29,826	30,300
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 144A±	6.00	2-27-2037	104,479	104,907
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	2.74	12-25-2033	435,247	429,312
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	2.81	1-25-2034	18,218	17,700
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	2.92	11-21-2034	24,316	24,792
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	36,767	37,717
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20	12-12-2049	340,000	342,442
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	785,179	813,420
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	69,458	70,785
Merrill Lynch Mortgage Trust Series 2007-C1 Class A1A ±	6.02	6-12-2050	608,264	620,901
Mesa Trust Asset Backed Certificates Series 2001-5 Class A 144A±	1.25	12-25-2031	16,394	15,209
Mid State Trust Series 11 Class A1	4.86	7-15-2038	229,578	244,333
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.64	1-25-2029	104,938	98,341
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±	1.73	8-15-2045	5,336,813	323,239
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.50	12-27-2033	504,268	488,104
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	501,702
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	150,104	150,035
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	502,242
Morgan Stanley Capital I Trust Series 2007-HQ13 Class A3	5.57	12-15-2044	1,221,426	1,258,808
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B 144A±	5.99	8-15-2045	615,000	625,236
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±	5.70	3-15-2045	900,000	998,512
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.38	11-25-2034	1,165,049	1,044,717
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	1.03	3-25-2035	62,015	61,908
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.84	5-25-2035	38,200	36,781
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±	3.24	12-26-2035	21,757	21,759
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	366,290	367,321
Residential Funding Mortgage Securities Trust Series 03-S12 Class 2A1	4.00	12-25-2032	58,483	58,546
Saxon Asset Securities Trust Series 2002-1 Class AF5	6.76	12-25-2030	151,972	154,823
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	525,322	531,295
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	1.21	4-20-2033	19,379	18,187

17

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	2.84%	3-25-2034	$63,514	$62,370
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.97	2-25-2028	246,438	238,597
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	1.05	10-25-2027	69,953	68,133
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.59	11-25-2033	173,407	164,427
Vendee Mortgage Trust Series 2003-2 Class IO ±(c)	0.75	5-15-2033	5,342,028	163,306
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	169,449	180,993
Total Non-Agency Mortgage-Backed Securities (Cost $34,246,379)				34,101,067

Yankee Corporate Bonds and Notes : 8.31%
Consumer Discretionary : 0.49%
Media : 0.49%
Grupo Televisa SAB	6.00	5-15-2018	750,000	809,485
Myriad International Holdings BV	6.00	7-18-2020	500,000	549,350
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	777,750
WPP Finance 2010	3.63	9-7-2022	750,000	797,249
				2,933,834

Consumer Staples : 0.34%
Beverages : 0.14%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	840,562

Food Products : 0.07%
Fage International SA 144A%%	5.63	8-15-2026	400,000	408,500

Tobacco : 0.13%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	800,496

Energy : 1.45%
Oil, Gas & Consumable Fuels : 1.45%
Baytex Energy Corporation 144A	5.13	6-1-2021	689,000	558,090
Baytex Energy Corporation 144A	5.63	6-1-2024	1,000,000	790,000
Griffin Coal Mining Company Limited 144A(a)(i)(s)	9.50	12-1-2016	1,685,411	674,164
Griffin Coal Mining Company Limited (a)(i)(s)	9.50	12-1-2016	137,792	55,117
Petrobras International Finance Company	5.38	1-27-2021	670,000	635,663
Petroleos Mexicanos	4.88	1-24-2022	750,000	770,625
Teekay Corporation	8.50	1-15-2020	4,475,000	3,848,500
Teekay Corporation 144A	8.50	1-15-2020	1,000,000	840,000
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	470,017
				8,642,176

Financials : 0.98%
Banks : 0.78%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	793,913
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	695,922
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,068,055
Export Import Bank of Korea	5.00	4-11-2022	750,000	870,920
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	764,695
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	431,600
Preferred Term Securities XII Limited (a)(i)(s)	0.00	12-24-2033	635,000	0
				4,625,105

Diversified Financial Services : 0.20%
GE Capital International Funding Company	2.34	11-15-2020	527,000	546,662

18

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Tyco Electronics Group SA	3.50%	2-3-2022	$625,000	$661,104
				1,207,766

Health Care : 1.71%
Pharmaceuticals : 1.71%
Mallinckrodt plc 144A	5.50	4-15-2025	500,000	461,250
Mallinckrodt plc 144A	5.63	10-15-2023	275,000	264,000
Perrigo Finance plc	3.90	12-15-2024	1,000,000	1,037,022
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	700,000	597,625
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	2,220,000	1,848,150
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	4,800,000	3,984,000
Valeant Pharmaceuticals International Incorporated 144A	6.38	10-15-2020	1,425,000	1,286,063
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	785,000	730,050
				10,208,160

Industrials : 0.64%
Building Products : 0.04%
Allegion plc	5.88	9-15-2023	210,000	223,650

Commercial Services & Supplies : 0.42%
GFL Environmental Incorporated 144A	7.88	4-1-2020	1,900,000	1,961,750
GFL Environmental Incorporated 144A	9.88	2-1-2021	500,000	542,500
				2,504,250

Machinery : 0.04%
Sensata Technologies BV 144A	5.00	10-1-2025	235,000	240,875

Road & Rail : 0.14%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	827,774

Information Technology : 0.26%
Communications Equipment : 0.13%
Ericsson LM	4.13	5-15-2022	750,000	812,906

Internet Software & Services : 0.13%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	758,993

Materials : 0.70%
Containers & Packaging : 0.40%
Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥	8.63	6-15-2019	1,587,602	1,635,230
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	725,000	764,875
				2,400,105

Metals & Mining : 0.30%
ArcelorMittal SA	6.13	6-1-2025	275,000	291,415
Glencore Finance Canada Limited 144A	4.25	10-25-2022	750,000	736,287
Vale Overseas Limited	4.38	1-11-2022	750,000	728,438
				1,756,140

19

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate		Maturity date	Principal	Value
Telecommunication Services : 1.62%
Diversified Telecommunication Services : 1.39%
Intelsat Jackson Holdings SA	5.50%		8-1-2023	$6,775,000	$4,437,625
Intelsat Jackson Holdings SA	7.25		4-1-2019	1,675,000	1,252,063
Intelsat Luxembourg SA	7.75		6-1-2021	1,445,000	332,350
Intelsat Luxembourg SA	8.13		6-1-2023	5,815,000	1,351,988
Qtel International Finance Limited	5.00		10-19-2025	300,000	339,750
Virgin Media Finance plc 144A	5.38		4-15-2021	162,000	168,480
Virgin Media Finance plc 144A	6.38		4-15-2023	365,000	375,038
					8,257,294

Wireless Telecommunication Services : 0.23%
Globo Communicacoes Participacoes SA 144A	4.88		4-11-2022	595,000	615,825
Telesat Canada Incorporated 144A	6.00		5-15-2017	775,000	773,063
					1,388,888

Utilities : 0.12%
Electric Utilities : 0.12%
Comision Federal de Electricidad 144A	4.88		5-26-2021	650,000	697,125

Total Yankee Corporate Bonds and Notes (Cost $58,247,283)					49,534,599

		Yield		Shares
Short-Term Investments : 4.65%
Investment Companies : 4.65%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.32		27,744,692	27,744,692

Total Short-Term Investments (Cost $27,744,692)					27,744,692

Total investments in securities (Cost $852,772,631)*	136.08%				811,071,995
Other assets and liabilities, net	(36.08)				(215,065,353)

Total net assets	100.00%				$596,006,642

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
†	Non-income-earning security
(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	The security is issued on a when-issued basis.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
@	Foreign bond principal is denominated in the local currency of the issuer.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

20

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2016 (unaudited)

*	Cost for federal income tax purposes is $858,231,457 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,328,822
Gross unrealized losses	(74,488,284)

Net unrealized losses	$(47,159,462)

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
COP	Colombian Peso
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
KRW	Republic of Korea won
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
MYR	Malaysian ringgit
plc	Public limited company
PLN	Polish zloty
REIT	Real estate investment trust
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

21

Wells Fargo Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2016, the Fund had unfunded loan commitments of $3,413,469.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$14,455,611	$0	14,455,611
Asset-backed securities	0	618,652	0	618,652
Common stocks
Energy	446,988	0	0	446,988
Materials	677	0	0	677
Corporate bonds and notes	0	439,653,143	0	439,653,143
Foreign corporate bonds and notes	0	15,135,228	0	15,135,228
Foreign government bonds	0	143,023,349	0	143,023,349
Loans	0	73,150,199	12,938,022	86,088,221
Municipal obligations	0	269,768	0	269,768
Non-agency mortgage-backed securities	0	34,101,067	0	34,101,067
Yankee corporate bonds and notes	0	48,805,318	729,281	49,534,599
Short-term investments
Investment companies	27,744,692	0	0	27,744,692

Total assets	$28,192,357	$769,212,335	$13,667,303	$811,071,995

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2015	$16,654,991	$729,281	$17,384,272
Accrued discounts (premiums)	27,542	146,998	174,540
Realized gains (losses)	122,113	0	122,113
Change in unrealized gains (losses)	(194,890)	(146,998)	(341,888)
Purchases	1,966,301	0	1,966,301
Sales	(7,450,342)	0	(7,450,342)
Transfers into Level 3	3,818,461	0	3,818,461
Transfers out of Level 3	(2,006,154)	0	(2,006,154)

Balance as of July 31, 2016	$12,938,022	$729,281	$13,667,303

Change in unrealized gains (losses) relating to securities still held at July 31, 2016	$(107,408)	$(146,998)	$(254,406)

The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: September 23, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: September 23, 2016